Inventories	12 Months Ended
Dec. 31, 2021
Inventories
Inventories

7.          Inventories

(In thousands)	December 31, 2020	December 31, 2021
Hardware devices (note)	4,830	1,595
Others	324	238
Less: Impairment	(3,428)	(470)
Total	1,726	1,363

Note:

Hardware devices mainly include OneThing Cloud and hard disks. OneThing Cloud is a hardware, which can act as a micro server between users and Xunlei, which enables users to share their idle uplink capacity with Xunlei.

The inventory written down was USD3,283,000 and USD429,000 for the years ended December 31, 2020 and 2021, respectively.